Consolidated Statements of Financial Position - CAD ($)		Dec. 31, 2017	Dec. 31, 2016
Current Assets
Cash and cash equivalents		$ 559,733	$ 427,482
Accounts receivable	[1]	450,437	719,405
Prepaid expenses and deposits	[2]	452,953	41,144
Inventories	[3]	211,225	1,056,287
Current assets		1,674,348	2,244,318
Equipment	[4]	89,721	31,017
Intangible assets	[5]	1,136,117	0
Total Assets		2,900,186	2,275,335
Current Liabilities
Accounts payable and accrued liabilities	[6]	302,089	357,342
Asset acquisition liability	[7]	100,000	0
Liabilities		402,089	357,342
SHAREHOLDERS' EQUITY
Share capital	[8]	18,340,491	16,320,006
Shares to be issued	[7]	973,333	0
Reserves	[8]	4,275,882	3,952,879
Deficit		(21,091,609)	(18,354,892)
Equity		2,498,097	1,917,993
Total Liabilities and Shareholders' Equity		$ 2,900,186	$ 2,275,335

[1]	Note 5.
[2]	Note 6.
[3]	Note 7.
[4]	Note 8.
[5]	Note 9.
[6]	Note 10.
[7]	Note 4.
[8]	Note 11.